Consolidated Statements of Income (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue from related parties	$ 27,444	$ 23,738	$ 7,357